Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit | $ / shares	6.485
Maximum Aggregate Offering Price	$ 18,158,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,779.99
Offering Note

(1)	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act

(2)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder because of stock splits, stock dividends or similar transactions.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market, LLC on July 29 2025.

(4)	The fee is calculated by multiplying the aggregate offering amount by $0.00015310, pursuant to Section 6(b) of the Securities Act.